Subsequent Events	12 Months Ended
Dec. 31, 2014
Notes
Subsequent Events

NOTE 14 - SUBSEQUENT EVENTS

The Company’s management has reviewed all material events through the date of this report in accordance with ASC 855-10, and believes there are no material subsequent events to report.